Marketable Investment Securities and Restricted Cash (Details 2) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated net unrealized gains (losses)
Accumulated net unrealized gains (losses), net of related tax effect	$ 1,000,000	$ (1,000,000)	$ 4,000,000
Components of available-for-sale investments
Debt security	1,419,066,000	668,263,000	1,592,911,000
Total	1,487,723,000	722,770,000	1,652,549,000
Unrealized Gains (Losses), Net
Unrealized Gains	4,234,000	2,625,000	4,905,000
Unrealized Losses	(2,828,000)	(4,075,000)	(1,140,000)
Unrealized Gains (Losses), Net	1,406,000	(1,450,000)	3,765,000
Contractual maturities of restricted and non-restricted marketable investment securities
Debt security with contractual maturities of one year or less	1,122,000,000	675,000,000
Debt securities with contractual maturities greater than one year	366,000,000	48,000,000
VRDNs
Components of available-for-sale investments
Debt security	46,435,000	100,075,000	1,021,697,000
Other (including restricted)
Components of available-for-sale investments
Debt security	1,441,288,000	622,695,000	630,852,000
Unrealized Gains (Losses), Net
Unrealized Gains	4,234,000	2,625,000	4,905,000
Unrealized Losses	(2,828,000)	(4,075,000)	(1,140,000)
Unrealized Gains (Losses), Net	$ 1,406,000	$ (1,450,000)	$ 3,765,000